AETNA GET FUND

                                    SERIES Q

                        Supplement dated January 2, 2002

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE AETNA GET FUND - SERIES Q PROSPECTUS DATED DECEMBER 3, 2001. THIS SUPPLEMENT SHOULD BE READ WITH THE PROSPECTUS.

In December, 2000, ING Groep N.V. ("ING") acquired Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to Aetna GET Fund (the "Fund"). ING has embarked upon a plan to integrate the operations of various mutual fund groups managed by its subsidiaries. In this regard, on December 12, 2001, the Board of Trustees of the Fund (the "Board") approved several measures proposed by ING to integrate the Aetna Funds with a group of mutual funds currently called the Pilgrim Funds, which are advised by ING Pilgrim Investments, LLC ("ING Investments"), another subsidiary of ING. Effective March 1, 2002, the name of ING Pilgrim Investments, LLC will change to ING Investments, LLC.

As part of this integration, the Board has called a meeting of shareholders of the Fund to be held on February 20, 2002. At this meeting, shareholders of the Aetna Funds will be asked to approve certain proposals in connection with the integration, as described below. Shareholders who owned shares of any of the Aetna Funds as of the close of business on December 12, 2001 are eligible to vote on these proposals, and will receive a proxy statement discussing the proposals in detail. If the proposals are approved by shareholders, each proposal will be implemented on the date set forth below. Because the offering period for the Aetna GET Fund - Series Q ("Series Q") commenced on December 13, 2001, shareholders of Series Q are not eligible to vote on the proposals described below. This supplement is being provided to inform Series Q shareholders of the proposals which affect Series Q.

---------------------------------------- --------------------------------------
PROPOSAL                                 EFFECTIVE DATE IF APPROVED

---------------------------------------- --------------------------------------
Approval of a new Investment             March 1, 2002
Management Agreement between
the Fund and ING Investments

---------------------------------------- --------------------------------------
Approval of new Sub-advisory             March 1, 2002
Agreements between ING
Investments and Aeltus

---------------------------------------- --------------------------------------
Approval of new Administration           April 1, 2002
Agreements with ING Pilgrim
Group, LLC ("IPG")

---------------------------------------- --------------------------------------


If the proposals set forth above are approved by shareholders, effective March 1, 2002 ING Investments will become the investment advisor to the Fund, and Aeltus will become the investment sub-advisor to the Fund. These changes will generally not result in a change in the actual portfolio management personnel who manage the Fund. While Aeltus would become the sub-advisor rather than the advisor to the Fund, Aeltus will continue to have responsibility for day-to-day portfolio management of the Fund.

The advisory fees paid by the Fund will not change. The annual advisory fees paid by the Fund will be the same as under the current investment advisory agreements. Subject to the approval by shareholders of the proposals described above, effective March 1, 2002, the Fund would pay the advisory fee to ING Investments, rather than to Aeltus. ING Investments would pay Aeltus a sub-advisory fee as set forth in the proxy statement and in the statement of additional information.

In addition to providing investment advisory services, Aeltus also currently provides administrative services to the Fund pursuant to an administrative agreement ("Current Administrative Agreement"). On December 12, 2001 the Board, after giving due consideration to the benefits of combining the fund families, voted to approve a new administration agreement between the Fund and IPG ("Proposed Administration Agreement").

The administrative services to be provided by IPG under the Proposed Administration Agreement are substantially similar in all material respects to the administrative services provided by Aeltus pursuant to the Current Administrative Agreement, except that the administrator would be IPG and as explained below. In particular, the Proposed Administration Agreement would require IPG to provide the following services, among others: (1) coordinate matters relating to the operation of the Fund between the various entities providing services for the Fund; (2) implement management and shareholder services designed to enhance the value or convenience of the Fund as an investment vehicle; (3) respond to inquiries from shareholders concerning, among other things, account information; (4) provide the Board with the necessary information for its meetings; and (5) prepare regulatory filings and financial reporting documents.

The Proposed Administration Agreement provides that it may be terminated by the Fund at any time, by a majority of the Board on 60 days' written notice to IPG, or by IPG, at any time, upon 60 days' written notice to the Fund. Moreover, the Proposed Administration Agreement provides that IPG is liable for damages, expenses, or losses incurred in connection with, any act or omission by reason of willful misfeasance, bad faith or negligence.

There are, however, some important differences between the Proposed Administration Agreement and the Current Administrative Agreement. Most notably, under the Current Administrative Agreement, Aeltus, on behalf of the Fund, performs certain fund accounting services and is reimbursed by the Fund for the costs of performing them. The Proposed Administration Agreement does not provide for fund accounting services. Instead, fund accounting services would be performed under separate agreements. In this regard, the Board approved new agreements with State Street Bank and Trust Company ("State Street") for fund accounting and reduced the fee payable to IPG so that the rate of administrative fees will not increase. State Street will also provide custodial services. Shareholders are not being asked to vote on these agreements. In addition, Aeltus currently is entitled to receive an annual fee from the Fund of 0.075% of the average daily net assets up to $5 billion and 0.05% over $5 billion. If approved by shareholders, the Proposed Administration Agreement would entitle IPG to receive from the Fund a fee of 0.055% of the average daily net assets up to $5 billion and 0.03% over $5 billion, a reduction of 0.02%.

ADDITIONAL PROPOSALS


At the meeting, shareholders will also be asked to approve revisions to the Fund's Declaration of Trust to add flexibility, clarify existing provisions, and to promote consistency among the charters for the various registered investment companies currently advised by Aeltus. If the proposal is approved by shareholders, the proposal will be implemented on May 1, 2002.

ADDITIONAL INTEGRATION RELATED MEASURES

The Board has also approved the following measures related to the integration efforts that do not require shareholder approval. These measures will be implemented on the dates set forth below.

---------------------------------------- --------------------------------------
MEASURES APPROVED BY THE BOARD           EFFECTIVE DATE

---------------------------------------- --------------------------------------
Appointing ING Pilgrim                   January 2, 2002
Securities, Inc. as the distributor
of the Fund (effective March 1,
2002, the name of ING Pilgrim
Securities, Inc. will change to
ING Funds Distributor, Inc.)

---------------------------------------- --------------------------------------
Changing the custody and fund            April 1, 2002
accounting arrangements to
integrate the "back office" or
operational aspects of the Aetna
Funds and the Pilgrim Funds.

---------------------------------------- --------------------------------------


As of May 1, 2002, the Aetna Funds and the Pilgrim Funds will be called "ING Funds." As a result, the name of the Fund will change to ING GET Fund - Series Q effective May 1, 2002.

THE BOARD OF AETNA GET FUND IS SENDING THE PROXY STATEMENT TO ALL THOSE WHO WERE SHAREHOLDERS AS OF DECEMBER 12, 2001. PLEASE READ THE PROXY STATEMENT WHEN YOU RECEIVE IT. IT CONTAINS IMPORTANT INFORMATION CONCERNING THE FUNDS. YOU MAY ALSO OBTAIN THE PROXY STATEMENT FOR FREE FROM THE SECURITIES AND EXCHANGE COMMISSION'S INTERNET WEBSITE (WWW.SEC.GOV). COPIES OF THE FUNDS' ANNUAL REPORT FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000 AND SEMI-ANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2001 ARE AVAILABLE FREE OF CHARGE BY WRITING TO ING AETNA FINANCIAL SERVICES, 151 FARMINGTON AVENUE, HARTFORD, CONNECTICUT, 06156, ATTN:
SHARON MCGARRY, TS41, OR BY CALLING 1-866-515-0313.

                                 AETNA GET FUND

                                    SERIES Q

                        Supplement dated January 2, 2002

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE AETNA GET FUND - SERIES Q STATEMENT OF ADDITIONAL INFORMATION DATED DECEMBER 3, 2001. THIS SUPPLEMENT SHOULD BE READ WITH THE STATEMENT OF ADDITIONAL INFORMATION.

In December 2000, ING Groep N.V. ("ING") acquired Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to Aetna GET Fund (the "Fund"). ING has embarked upon a plan to integrate the operations of various mutual fund groups managed by its subsidiaries. In this regard, on December 12, 2001, the Board of Trustees of the Fund (the "Board") approved several measures proposed by ING to integrate the Aetna Funds with a group of mutual funds currently called the Pilgrim Funds, which are advised by ING Pilgrim Investments, LLC ("ING Investments"), another subsidiary of ING. Effective March 1, 2002, the name of ING Pilgrim Investments, LLC will change to ING Investments, LLC.

As part of this integration, the Board has called a meeting of shareholders of the Fund to be held on February 20, 2002. At this meeting, shareholders of the Aetna Funds will be asked to approve certain proposals in connection with the integration, as described below. Shareholders who owned shares of any of the Aetna Funds as of the close of business on December 12, 2001 are eligible to vote on these proposals, and will receive a proxy statement discussing the proposals in detail. If the proposals are approved by shareholders, each proposal will be implemented on the date set forth below. Because the offering period for the Aetna GET Fund - Series Q ("Series Q") commenced on December 13, 2001, shareholders of Series Q are not eligible to vote on the proposals described below. This supplement is being provided to inform Series Q shareholders of the proposals which affect Series Q.

---------------------------------------- --------------------------------------
PROPOSAL                                 EFFECTIVE DATE IF APPROVED

---------------------------------------- --------------------------------------
Approval of a new Investment             March 1, 2002
Management Agreement between
the Fund and ING Investments

---------------------------------------- --------------------------------------
Approval of new Sub-advisory             March 1, 2002
Agreements between ING
Investments and Aeltus

---------------------------------------- --------------------------------------
Approval of new Administration           April 1, 2002
Agreements with ING Pilgrim
Group, LLC ("IPG")
---------------------------------------- --------------------------------------


If the proposals set forth above are approved by shareholders, effective March 1, 2002, ING Investments will become the investment advisor to the Fund, and Aeltus will become the investment sub-advisor to the Fund. These changes will generally not result in a change in the actual portfolio management personnel who manage the Fund. While Aeltus would become the sub-advisor rather than the advisor to the Fund, Aeltus will continue to have responsibility for day-to-day portfolio management of the Fund.

The advisory fees paid by the Fund will not change. The annual advisory fees paid by the Fund will be the same as under the current investment advisory agreements. Subject to the approval by shareholders of the proposals described above, effective March 1, 2002, the Fund would pay the advisory fee to ING Investments, rather than to Aeltus. ING Investments would pay Aeltus a sub-advisory fee as set forth in the proxy statement and in the statement of additional information. Aeltus will receive sub-advisory fees from ING Investments according to the following schedule:


---------------------------------------- -------------------------------------- -------------------------
FUND                                     PROPOSED SUB-ADVISORY FEES*            ASSETS

---------------------------------------- -------------------------------------- -------------------------
Aetna GET Fund (all series)              0.113%                                 Offering Phase
                                         0.270%                                 Guarantee Phase

---------------------------------------- -------------------------------------- -------------------------


*As a percentage of average daily net assets


In addition to providing investment advisory services, Aeltus also currently provides administrative services to the Fund pursuant to an administrative agreement ("Current Administrative Agreement"). On December 12, 2001, the Board, after giving due consideration to the benefits of combining the fund families, voted to approve a new administration agreement between the Fund and IPG ("Proposed Administration Agreement").

The administrative services to be provided by IPG under the Proposed Administration Agreement are substantially similar in all material respects to the administrative services provided by Aeltus pursuant to the Current Administrative Agreement, except that the administrator would be IPG and as explained below. In particular, the Proposed Administration Agreement would require IPG to provide the following services, among others: (1) coordinate matters relating to the operation of the Fund between the various entities providing services for the Fund; (2) implement management and shareholder services designed to enhance the value or convenience of the Fund as an investment vehicle; (3) respond to inquiries from shareholders concerning, among other things, account information; (4) provide the Board with the necessary information for its meetings; and (5) prepare regulatory filings and financial reporting documents.

The Proposed Administration Agreement provides that it may be terminated by the Fund at any time, by a majority of the Board on 60 days' written notice to IPG, or by IPG, at any time, upon 60 days' written notice to the Fund. Moreover, the Proposed Administration Agreement provides that IPG is liable for damages, expenses, or losses incurred in connection with, any act or omission by reason of willful misfeasance, bad faith or negligence.

There are, however, some important differences between the Proposed Administration Agreement and the Current Administrative Agreement. Most notably, under the Current Administrative Agreement, Aeltus, on behalf of the Fund, performs certain fund accounting services and is reimbursed by the Fund for the costs of performing them. The Proposed Administration Agreement does not provide for fund accounting services. Instead, fund accounting services would be performed under separate agreements. In this regard, the Board approved new agreements with State Street Bank and Trust Company ("State Street") for fund accounting and reduced the fee payable to IPG so that the rate of administrative fees will not increase. State Street will also provide custodial services. Shareholders are not being asked to vote on these agreements. In addition, Aeltus currently is entitled to receive an annual fee from the Fund of 0.075% of the average daily net assets up to $5 billion and 0.05% over $5 billion. If approved by shareholders, the Proposed Administration Agreement would entitle IPG to receive from the Fund a fee of 0.055% of the average daily net assets up to $5 billion and 0.03% over $5 billion, a reduction of 0.02%.

ADDITIONAL PROPOSALS

At the meeting, shareholders will also be asked to approve revisions to the Fund's Declaration of Trust to add flexibility, clarify existing provisions, and to promote consistency among the charters for the various registered investment companies currently advised by Aeltus. If the proposal is approved by shareholders, the proposal will be implemented on May 1, 2002.

ADDITIONAL INTEGRATION RELATED MEASURES

The Board has also approved the following measures related to the integration efforts that do not require shareholder approval. These measures will be implemented on the dates set forth below.

---------------------------------------- --------------------------------------
MEASURES APPROVED BY THE BOARD           EFFECTIVE DATE

---------------------------------------- --------------------------------------
Appointing ING Pilgrim                   January 2, 2002
Securities, Inc. as the distributor
of the Fund (effective March 1,
2002, the name of ING Pilgrim
Securities, Inc. will change to
ING Funds Distributor, Inc.)

---------------------------------------- --------------------------------------
Changing the custody and fund            April 1, 2002
accounting arrangements to
integrate the "back office" or
operational aspects of the Aetna
Funds and the Pilgrim Funds

---------------------------------------- --------------------------------------


Effective April 1, 2002, State Street will serve as custodian to the Fund.

The Board has appointed additional officers of the Fund, to hold such office until the next annual meeting of the Board or until a successor has been duly appointed and qualified. Effective March 1, 2002, the executive officers of the Fund will include:

------------------------------- ------------------ ------------------------------------------------------------------
NAME, ADDRESS AND AGE           POSITION(S)        PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS
                                HELD WITH
                                FUND
------------------------------- ------------------ ------------------------------------------------------------------

James M. Hennessy               Chief              President and Chief Executive Officer of each of the Pilgrim
7337 E. Doubletree              Executive          Funds (since February 2001); Chief Operating Officer of each of
Ranch Road                      Officer and        the Pilgrim Funds (since July 2000); Director, President and
Scottsdale, Arizona             Chief              Chief Operating Officer of ING Pilgrim Group, LLC, ING Pilgrim
85258                           Operating          Investments, LLC, ING Pilgrim Capital Corporation, LLC.
Age 52                          Officer            Director of ING Pilgrim Securities, Inc.  Mr. Hennessy has held various other executive positions with ING Pilgrim and the
                                                   Pilgrim Funds for more than the last 5 years.

------------------------------- ------------------ ------------------------------------------------------------------
Stanley D. Vyner                Executive Vice     Executive Vice President of most of the Pilgrim Funds (since
7337 E. Doubletree              President and      July 1996).  Formerly, President and Chief Executive Officer of
Ranch Road                      Chief              ING Pilgrim (August 1996 - August 2000).
Scottsdale, Arizona             Investment
85258                           Officer -
Age 51                          International
                                Equities.


------------------------------- ------------------ ------------------------------------------------------------------
Michael J. Roland               Senior Vice        Senior Vice President and Chief Financial Officer, ING Pilgrim
7337 E. Doubletree              President and      Group, LLC, ING Pilgrim and ING Pilgrim Securities, Inc. (since
Ranch Road                      Principal          June 1998); Senior Vice President and Principal Financial
Scottsdale, Arizona             Financial          Officer of most of the Pilgrim Funds. He served in same
85258                           Officer            capacity from January 1995 - April 1997. Formerly, Chief
Age 43                                             Financial Officer of Endeavor Group (April 1997 to June 1998).

------------------------------- ------------------ ------------------------------------------------------------------
Robert S. Naka                  Senior Vice        Senior Vice President, ING Pilgrim (since November 1999) and ING
7337 E. Doubletree              President and      Pilgrim Group, LLC (since August 1999); Senior Vice President
Ranch Road                      Assistant          and Assistant Secretary of each of the other Pilgrim Funds.
Scottsdale, Arizona             Secretary          Formerly Vice President, ING Pilgrim Investments, Inc. (April
85258                                              1997 - October 1999), ING Pilgrim Group, Inc. (February
Age 38                                             1997 - August 1999) and Assistant Vice President, ING
                                                   Pilgrim Group, Inc. (August 1995 - February 1997).

------------------------------- ------------------ ------------------------------------------------------------------

------------------------------- ------------------ ------------------------------------------------------------------
Robin L. Ichilov                Vice President     Vice President, ING Pilgrim (since August 1997); Accounting
7337 E. Doubletree              and Treasurer      Manager (since November 1995); Vice President and Treasurer of
Ranch Road  85258                                  most of the Pilgrim Funds.
Scottsdale, Arizona
85258
Age 44

------------------------------- ------------------ ------------------------------------------------------------------
Kimberly A. Anderson            Vice President     Vice President of ING Pilgrim Group, LLC (since January
7337 E. Doubletree              and Secretary      2001) and Vice President and Secretary of each of the
Ranch Road                                         Pilgrim Funds (since February 2001). Formerly Assistant
Scottsdale, Arizona                                Vice President and Assistant Secretary of each of the
85258                                              Pilgrim Funds (August 1999 - February 2001) and
Age 37                                             Assistant Vice President of ING Pilgrim Group, Inc.
                                                   (November 1999 - January 2001). Ms. Anderson has held
                                                   various other positions with ING Pilgrim Group, Inc. for
                                                   more than the last five years.

------------------------------- ------------------ ------------------------------------------------------------------


As of May 1, 2002, the Aetna Funds and the Pilgrim Funds will be called "ING Funds." As a result, the name of the Fund will change to ING GET Fund - Series Q, effective May 1, 2002.

THE BOARD OF AETNA GET FUND IS SENDING THE PROXY STATEMENT TO ALL THOSE WHO WERE SHAREHOLDERS AS OF DECEMBER 12, 2001. PLEASE READ THE PROXY STATEMENT WHEN YOU RECEIVE IT. IT CONTAINS IMPORTANT INFORMATION CONCERNING THE FUNDS. YOU MAY ALSO OBTAIN THE PROXY STATEMENT FOR FREE FROM THE SECURITIES AND EXCHANGE COMMISSION'S INTERNET WEBSITE (WWW.SEC.GOV). COPIES OF THE FUNDS' ANNUAL REPORT FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000 AND SEMI-ANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2001 ARE AVAILABLE FREE OF CHARGE BY WRITING TO ING AETNA FINANCIAL SERVICES, 151 FARMINGTON AVENUE, HARTFORD, CONNECTICUT, 06156, ATTN:
SHARON MCGARRY, TS41, OR BY CALLING 1-866-515-0313.